Consolidated statements of operations (Parenthetical) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total share-based compensation expense		€ 7,832	€ 8,451	€ 9,505
Amortization of intangible assets	[1]	1,792	23	135
General and administrative, including related party	[2],[3]	33,571	33,097	38,726
Internal use software costs
Amortization of intangible assets		3,200	3,200	3,100
Acquired technology
Amortization of intangible assets		1,792	23	135
Cost of revenue
Total share-based compensation expense		118	121	146
Selling and marketing
Total share-based compensation expense		531	939	463
General and administrative, including related party		112	33	94
Technology and content
Total share-based compensation expense		972	1,322	1,728
General and administrative, including related party		1,542	1,726	1,618
Technology and content | Internal use software costs
Amortization of intangible assets		3,158	3,185	3,085
General and administrative
Total share-based compensation expense		6,211	6,069	7,168
General and administrative, including related party		€ 76	€ 55	€ 63

[1]

(2) Includes amortization as follows:
Amortization of internal use software and website development costs included in technology and content	€3,158	€3,185	€3,085
Amortization of acquired technology included in amortization of intangible assets	1,792	23	135

[2]

	Year ended December 31,
	2025	2024	2023
(1) Includes share-based compensation as follows:
Cost of revenue	€118	€121	€146
Selling and marketing	531	939	463
Technology and content	972	1,322	1,728
General and administrative	6,211	6,069	7,168

[3]

(3) Includes related party expense as follows:
Selling and marketing	€112	€33	€94
Technology and content	1,542	1,726	1,618
General and administrative	76	55	63